Property, equipment and software, net - Additional Information (Detail) - CNY (¥)		12 Months Ended
	Dec. 21, 2021	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Construction In Progress On Premises		¥ 107,942,000,000
Prepayment On Long Term Assets		103,537,000
Renovation Expenses On Premises		4,405,000
Provision for the impairment of property, equipment and software		¥ (210,000)	¥ 0
Percentage Of Tax Requirement		99.00%
S&P agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage Of Tax Requirement		92.00%
Property, Plant and Equipment [Member] | Shanghai [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	¥ 112,855,500
Amount Of Tax Payment On Premises	50,000,000
Amount Of Fails Tax Payment In Premises	50,000,000
Amount Of Requirement Tax Payment	¥ 50,000,000